Allowance for Credit Losses on Loans and Leases - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses on loans and leases		$ 197,758,000	$ 162,244,000	$ 194,043,000	$ 147,638,000	$ 159,820,000
Increase in allowance for credit losses on loans and leases	$ 1,900,000	4,841,000	189,000	3,393,000	1,020,000
Provision for loan losses		3,569,000	20,601,000	62,228,000	7,105,000	$ 18,256,000
Charge-offs		4,324,000	$ 10,385,000	22,178,000	20,307,000
Off-balance sheet credit exposures before adoption of CECL	$ 12,500,000
Unfunded Loan Commitment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses		12,300,000		11,900,000	$ 461,000
CARES Act
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses on loans and leases		197,800,000		194,000,000.0
Increase in allowance for credit losses on loans and leases		3,700,000		46,400,000
Provision for loan losses		$ 3,600,000		63,300,000
Charge-offs				$ 44,500,000